Commitments (Details Textual)	12 Months Ended
	Jun. 30, 2014 USD ($) Office	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Office One [Member] AUD sqm	Jun. 30, 2014 Office Two [Member] AUD
Commitments and Contingencies (Textual)
Number of offices	2
Lease expiration date			Aug. 31, 2015	Jul. 31, 2015
Rent expense	$ 138,251	$ 157,522	130,510	17,043
Office and operations space pursuant to lease agreement			270
Operating lease extension period				2 years